Going Concern (Details Narrative) (10K) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (28,220,249)	$ (27,713,552)	$ (25,498,207)